Report of Independent Accountants on Applying
Agreed-Upon Procedures

First Western SBLC, Inc.
17950 Preston Road, Suite 600
Dallas, TX 75252

Ladies and Gentlemen:

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by First Western SBLC, Inc. (the “Company” or the “Responsible Party”) and Sandler O’Neill & Partners, L.P., who are collectively referred to herein as the “Specified Parties”, solely to assist you in performing certain procedures (the “Procedures”) relating to the accuracy of certain attributes of the collateral assets (the “Loans”) included in the Final Data Tape (as defined below) with respect to the CIM Small Business Loan Trust 2018-1 securitization (the “Transaction”).  The sufficiency of these procedures is solely the responsibility of the Specified Parties.  Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Procedures and Findings

In connection with the Transaction, for the procedures outlined in Exhibit 1, the Specified Parties agreed on a sample size of 40 Loans, which was selected as the largest 25% of the Loans in the Initial Data Tape by reference to the “Unpaid Principal Balance” data field in the Initial Data Tape.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

•
The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for purposes of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;

•	The conformity of the origination of the Loans to stated underwriting or credit extension guidelines, standards, criteria or other requirements;

•	The value of collateral securing such Loans; and

•	The compliance of the originator of the Loans with federal, state, and local laws and regulations.

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the current fair value of these securities.  PwC should not be regarded as having performed any procedures other than those detailed in this report.

With respect to any terms or requirements of the securitization offering documents that do not appear in the exhibits, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon

PricewaterhouseCoopers LLP, 600 13th Street NW, Washington, DC 20005 T: 202-414-1000, F: 202-414-1688, www.pwc.com/us

procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the securitization offering documents.

It should be understood that we make no representations as to:

(i)	The interpretation of Transaction documents (including, but not limited to, indenture agreements or offering documents) included in connection with our procedures;
(ii)	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934;
(iii)	The reasonableness of any of the assumptions provided by the Responsible Party; and
(iv)
The adequacy of the sample size, as provided by the Specified Parties, nor do we draw any conclusions about the Initial Data Tape, Interim Data Tape, or the Final Data Tape based on the sample size and results of the procedures performed.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

Data, Information and Documents Provided

The following definitions, unless otherwise indicated, have been adopted in presenting our procedures and findings:

•	The phrase “compared” refers to the comparison of one or more data attributes to underlying documentation.

•	The phrase “recalculated” refers to a recalculation of one of more data attributes using a prescribed methodology.

•	The phrase “Initial Cut-Off Date” refers to March 31, 2018.

•	The phrase “Final Cut-Off Date” refers to April 30, 2018.

•	The phrase “FTP” refers to the website used to store the Source Documents used for the purposes of our procedures.

•	The phrase “Sample Attributes” refers to the data attributes listed in the table below:

Sample Attributes
# of Guarantors	Original Loan Amount
Best Credit Score	Original Loan-Per-Room (Hotel Properties Only)
Borrower Name	Origination Date
Credit Score Type	Payment History - x delinquent over 29 days
Current Interest Rate	Payment History - x delinquent over 89 days
Days Past Due	Property City
DSCR	Property Name
DSCR - Year	Property State
First Lien Position - CRE	Property Street Address
First Lien Position - FF&E	Property Zip Code
Guaranteed Balance	Rate Index
Interest Rate Type	Remaining Prepayment Penalty
Last time commenced an over 29 day delinquent period	Restructured /Modified Loan (Yes/No)
Loan Purpose	Source of DSCR Information
LTV - Based on Outstanding Balance	Spread
LTV at Origination	Unguaranteed %

Sample Attributes
Maturity Date	Unguaranteed Balance
Months Seasoned	Unpaid Principal Balance
Months to Maturity	Value CRE - (at Origination)
NAICS Code	Worst Credit Score
Number of Rooms (Hotel Properties Only)	Year Built

•	The “Data Files” refer to the following files provided to us by the Company:

•
An electronic file entitled “3-31-2018 Securitization Pool Tape Sandler.xlsx”, containing selected attributes for the pool of assets identified by the Company as being Loans that will collateralize the Transaction as of the Initial Cut-Off Date (the “Initial Data Tape”);

•
An electronic file entitled “3-31-2018 Securitization Pool Tape Sandler FINAL.XLSX”, containing selected attributes for the pool of assets identified by the Company as being Loans that will collateralize the Transaction as of the Initial Cut-Off Date (the “Interim Data Tape”); and

•
An electronic file entitled “4-30-2018 Securitization Pool Tape Sandler FINAL.xlsx”, containing selected attributes for the pool of assets identified by the Company as being Loans that will collateralize the Transaction as of the Final Cut-Off Date (the “Final Data Tape”).

•	Certain documentation relating to the Loans that were made available on FTP or via email, as applicable (the “Source Documents”), listed and defined as follows:

o	the loan note between the borrower and the Company (the “Note”)

o	the underwriting notes prepared by the Company for the loan origination approval (the “Credit Memo”)

o	the authorization document prepared by the U.S. Small Business Administration (the “Loan Authorization”)

o	a system extract prepared by the Company summarizing the status of a Loan at a point in time (the “Executive Summary”)

o	a system extract prepared by the Company listing the full payment history of a Loan (the “Loan History”)

o	the third-party appraisal performed on the underlying property (the “Appraisal”)

o	the Uniform Commercial Code filing acknowledgement in relation to the Loan (the “UCC”)

Procedures Performed

1.
Using the Initial Data Tape, we selected the 25% largest Loans by reference to the Unpaid Principal Balance data field (the “Sample Loans”) from the 160 Loans represented on the Initial Data Tape for review.  We make no representations as to the adequacy of the sample size, nor do we draw any conclusions about the entire Initial Data Tape based on the sample size and results of the procedures performed.

For each of the Sample Loans, using the information, instruction, and assumptions provided by the Company as listed in the table below, we compared or recalculated the Sample Attributes as of the Initial Cut-Off Date, as shown on the Initial Data Tape, with the corresponding information in the applicable Source Documents provided by the Company.  For the purposes of our comparison procedures, we were instructed by the Company to use the logic listed below.  We make no representations regarding the methodologies or assumptions provided to us by the Company.

Sample Attribute	Source Document or Calculation Methodology
Best Credit Score	Credit Memo
Credit Score Type	Credit Memo
NAICS Code	Credit Memo
Number of Rooms (Hotel Properties Only)	Credit Memo
Value CRE - (at Origination)	Credit Memo
Worst Credit Score	Credit Memo
# of Guarantors	Credit Memo
Year Built	Credit Memo, or if a difference was noted, the Appraisal
Restructured /Modified Loan (Yes/No)	Executive Summary
DSCR	If DSCR information was shown on the Executive Summary, then the Executive Summary was used. Otherwise, the Credit Memo is used.
DSCR - Year	If DSCR information was shown on the Executive Summary, then the Executive Summary was used. Otherwise, the Credit Memo is used.
Source of DSCR Information	If DSCR information was shown on the Executive Summary, then the Executive Summary was used. Otherwise, the Credit Memo is used.
Current Interest Rate	Loan History
Days Past Due	Loan History
Last time commenced an over 29 day delinquent period	Loan History
Payment History - x delinquent over 29 days	Loan History
Payment History - x delinquent over 89 days	Loan History
Unpaid Principal Balance	Loan History
Original Loan Amount	Note
Origination Date	Note
Remaining Prepayment Penalty	Recalculation Based on Initial Cut-off Date and the Subsidy Recoupment Fee stated in the Note.
Original Loan-Per-Room (Hotel Properties Only)	Recalculation: Original Loan Amount / Number of Rooms (Hotel Properties Only)
Guaranteed Balance	Recalculation: Unpaid Principal Balance * Guaranteed %
LTV - Based on Outstanding Balance	Recalculation: Unpaid Principal Balance / Value CRE - (at Origination)
LTV at Origination	Recalculation: Original Loan Amount / Value CRE - (at Origination)
Unguaranteed Balance	Recalculation:

Sample Attribute	Source Document or Calculation Methodology
Unpaid Principal Balance * (1 - Guaranteed %)
Months Seasoned	Recalculation: (Initial Cut-off Date - Origination Date) / (365/12) *Result rounded to the nearest whole number.
Months to Maturity	Recalculation: (Maturity Date – Initial Cut-off Date) / (365/12) *Result rounded to the nearest whole number.
Maturity Date	Recalculation: Origination Date + the term of the loan as shown on the Note
Rate Index	Recalculation: Current Interest Rate - Spread
Borrower Name	Loan Authorization
First Lien Position - CRE	Loan Authorization, or if there was no First Mortgage Collateral Condition included in the Loan Authorization, then the UCC.
First Lien Position - FF&E
Loan Authorization, or if there was no First Perfected Security Interest in Equipment, Fixtures, Inventory, Accounts, Instruments, Chattel Paper, or General Intangibles Collateral Condition included in the Loan Authorization, then the UCC.

Interest Rate Type	Loan Authorization
Loan Purpose	Loan Authorization
Property City	Loan Authorization
Property Name	Loan Authorization
Property State	Loan Authorization
Property Street Address	Loan Authorization
Property Zip Code	Loan Authorization
Spread	Loan Authorization
Unguaranteed %	Loan Authorization

We a) compared the Sample Attributes in the Initial Data Tape for the Sample Loans to the Source Documents or b) compared the recalculated Sample Attributes for the Sample Loans to the Initial Data Tape and noted the following differences (the “Discrepancies”):

Loan #	Sample Attribute	Initial Data Tape Value	Source Document Value
F1279	Best Credit Score	766	806
F1355	Best Credit Score	798	789
F1353	Worst Credit Score	715	711
F1279	Worst Credit Score	717	664
F1285	DSCR	1.65x	2.78x
F1239	DSCR	2.83x	2.82x
F1314	Year Built	1985	1984
F1249	Year Built	1970	1977
F1236	Year Built	1973	1972
F1323	Year Built	1998	1995
F1350	Year Built	1998	1999
F1279	Year Built	1997	1996
F1355	Year Built	1999	1997

Loan #	Sample Attribute	Initial Data Tape Value	Source Document Value
F1246	Year Built	1997	1996
F1249	Number of Rooms (Hotel Properties Only)	248	247
F1290	Property Name	ABVI t/b Best Western- Flint Airport	Best Western Flint Airport Inn & Suites
F1319	Property Street Address	4151 17 Mile Road Suite C	1345 North Baldwin Avenue
F1290	Property Street Address	6075 Hill 23 Dr Flint	6075 Hill 23 South Drive
F1315	Property Street Address	339 Stonehenge Dr SW	727 44th Street SW
F1316	Property Street Address	2488 Turf Way	36 West Rampart Road
F1320	Property Street Address	2001 Seymour Drive	2108 South Main Street
F1352	# of Guarantors	5	4
F1273	Original Loan-Per-Room (Hotel Properties Only)	NA	$25,528.46
F1249	Original Loan-Per-Room (Hotel Properties Only)	$11,290.32	$11,336.03

We make no representations as to the adequacy of the sample size, nor do we draw any conclusions about the entire Initial Data Tape based on the sample size and results of the procedures performed.

2.	For each of the Sample Loans included in the Interim Data Tape provided by the Company, we performed the following procedures:

a)
For each Sample Attribute relating to the Discrepancies, we compared the “Source Document Value” shown in the table in procedure 1 to the corresponding Sample Attribute value in the Interim Data Tape and noted no differences.

b)	For each Sample Attribute that did not have a Discrepancy, we compared the Initial Data Tape to the Interim Data Tape and noted no differences.

3.
For each of the 39 Sample Loans included in the Final Data Tape, using the information, instruction, and assumptions provided by the Company as listed in the table below, we compared or recalculated the Sample Attributes as of the Initial Cut-Off Date, as shown on the Initial Data Tape, with the corresponding information in the applicable Source Documents provided by the Company.  For the purposes of our comparison procedures, we were instructed by the Company to use the logic listed below.  We make no representations regarding the methodologies or assumptions provided to us by the Company.

Sample Attribute	Source Document or Calculation Methodology
Restructured /Modified Loan (Yes/No)	Executive Summary
Current Interest Rate	Loan History
Days Past Due	Loan History
Last time commenced an over 29 day delinquent period	Loan History
Payment History - x delinquent over 29 days	Loan History
Payment History - x delinquent over 89 days	Loan History
Unpaid Principal Balance	Loan History
Remaining Prepayment Penalty	Recalculation

Sample Attribute	Source Document or Calculation Methodology
Based on Final Cut-off Date and the Subsidy Recoupment Fee stated in the Note.
Guaranteed Balance	Recalculation: Unpaid Principal Balance * Guaranteed %
LTV - Based on Outstanding Balance	Recalculation: Unpaid Principal Balance / Value CRE - (at Origination)
Unguaranteed Balance	Recalculation: Unpaid Principal Balance * (1 - Guaranteed %)
Months Seasoned	Recalculation: (Initial Cut-off Date - Origination Date) / (365/12) + 1 *Result rounded to the nearest whole number.
Months to Maturity	Recalculation: (Maturity Date – Initial Cut-off Date) / (365/12) - 1 *Result rounded to the nearest whole number.
Rate Index	Recalculation: Current Interest Rate - Spread

We a) compared the Sample Attributes listed in the table above in the Final Data Tape for the Sample Loans to the Source Documents or b) compared the recalculated Sample Attributes listed in the table above for the Sample Loans to the Final Data Tape and noted no differences.

We make no representations as to the adequacy of the sample size, nor do we draw any conclusions about the entire Final Data Tape based on the sample size and results of the procedures performed.

4.
For each of the Sample Loans included in the Final Data Tape provided by the Company and for each Sample Attribute not listed in the table in procedure 3, we compared the value in the Interim Data Tape to the corresponding value in the Final Data Tape and noted no differences.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants.  We were not engaged to, and did not conduct an examination or review, the objective of which would be the expression of an opinion or conclusion on the Final Data Tape.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

This report is intended solely for the information and use of the Specified Parties, and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the sufficiency of the procedures performed (such party is herein referred to as a “Non-Specified Party”), that Non-Specified Party cannot:

i)	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; or

ii)	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to
Rule 17G-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

We make no representations regarding the methodologies or assumptions provided to us by the Company.

Except as described in this report, we performed no procedures to determine the accuracy or completeness of the information contained in the Data Files.

/s/PricewaterhouseCoopers LLP

May 4, 2018